Filed with the Securities and Exchange Commission on October 13, 2015
REGISTRATION NO. 333-184890
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 9

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 155

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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
 (Address and telephone number of Depositor's principal executive offices)

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J. MICHAEL LOW, ESQ
LEWIS BRISBOIS BISGAARD & SMITH LLP
PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
PHOENIX, ARIZONA 85012
(602) 385-7854
(Name, address and telephone number of agent for service)

COPIES TO:

WILLIAM J. EVERS
VICE PRESIDENT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-3716

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on November 13, 2015 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[  ] on ___________ pursuant to paragraph (a)(i) of Rule 485

[  ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[  ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-4 is being filed pursuant to paragraph  (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until November 13, 2015, the effectiveness of Post-Effective Amendment No. 7, which was filed on July 17, 2015 (accession no. 0000826734-15-000449) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  The prospectus, statement of additional information and Part C that were filed as part of Post-Effective Amendment No. 7 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of October, 2015.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

/s/ Robert F. O'Donnell*
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Robert F. O'Donnell
President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:  /s/ Robert F. O'Donnell*
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     Robert F. O'Donnell
     President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Robert F. O’Donnell* Robert F. O’Donnell	Director, President and Chief Executive Officer	October 13, 2015
Yanela C. Frias* Yanela C. Frias	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	October 13, 2015
John Chieffo* John Chieffo	Director	October 13, 2015
Kenneth Y. Tanji* Kenneth Y. Tanji	Director	October 13, 2015
Bernard J. Jacob* Bernard J. Jacob	Director	October 13, 2015
Richard F. Lambert* Richard F. Lambert	Director	October 13, 2015
Kent D. Sluyter* Kent D. Sluyter	Director	October 13, 2015

By:  /s/ William J. Evers
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     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.